Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2022 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 6,717.3		₨ 22,042.3	₨ 48,792.1	$ 78.6	$ 258.0	₨ 46,774.3
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	6,717.3		22,042.3		$ 78.6
Other comprehensive income	₨ (41,283.1)	$ (483.2)	₨ (17,828.6)	₨ 16,980.0